Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt
Schedule of debt

	December 31, 2024
	Debt excl.	Debt
Skr mn	debt securities issued	securities issued	Total
Exchange-rate related contracts	—	4,802	4,802
Interest rate related contracts	8,607	311,407	320,014
Equity related contracts	—	54	54
Contracts related to raw materials, credit risk etc.	—	125	125
Total debt outstanding	8,607	316,388	324,995

					Other
of which denominated in:	Skr	USD	EUR	AUD	currencies	Total
	22,509	203,141	67,070	10,281	21,994	324,995

	December 31, 2023
	Debt excl.	Debt
Skr mn	debt securities issued	securities issued	Total
Exchange-rate related contracts	—	6,368	6,368
Interest rate related contracts	3,628	303,998	307,626
Equity related contracts	—	3,594	3,594
Contracts related to raw materials, credit risk etc.	—	148	148
Total debt outstanding	3,628	314,108	317,736

					Other
of which denominated in:	Skr	USD	EUR	AUD	currencies	Total
	17,029	200,222	61,325	11,934	27,226	317,736

Schedule of borrowing programs

Skr mn	December 31, 2024	December 31, 2023
Medium-term note program:
Unlimited Euro Medium-Term Note Program	95,270	111,510
Unlimited SEC-registered U.S. Medium-Term Note Program	17,699	173,821
Unlimited Swedish Medium-Term Note Program	447	435
Unlimited MTN/STN AUD Debt Issuance Program	914	11,181
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Program	601	3,232
USD 4,000,000,000 Euro-Commercial Paper Program	901	10,932
1	Amortized cost excluding fair value adjustments.

Schedule of liabilities in financing activities

Liabilities in financing activities

			Non-cash items
Skr mn	January 1, 2024	Cash Flow	Exchange rate difference	Unrealized changes in fair value	Accrued interest	December 31, 2024
Senior debt	317,736	-17,757	23,139	1,877	—	324,995
Lease liability	125	-28	—	—	1	98
Derivatives, net	6,205	-660	-8,742	-2,219	—	-5,416
Total liabilities in financing activities	324,066	-18,445	14,397	-342	1	319,677

			Non-cash items
Skr mn	January 1, 2023	Cash Flow	Exchange rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2023
Senior debt	326,270	-8,642	-9,628	9,736		—	317,736
Lease liability	147	-28	0	5	[1]	1	125
Derivatives, net	2,883	2,868	4,118	-3,664		—	6,205
Total liabilities in financing activities	329,300	-5,802	-5,510	6,077		1	324,066
1	Attributable to an increase in leasing debts due to new leasing agreements.